Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Growth Index Fund
	Aug. 29, 2023
Fidelity Small Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.17%)
Since Inception	2.56%
Fidelity Small Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.32%)
Since Inception	2.07%
Fidelity Small Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.41%)
Since Inception	1.93%
RS014
Average Annual Return:
Past 1 year	(26.36%)
Since Inception	2.53%	[1]

[1]	AFrom July 11, 2019.